SHAREHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options, outstanding At December 31, 2013 (in shares)	460,000
Outstanding Options, Weighted average remaining contractual Life (Years)	2 years 7 months 2 days
Outstanding Options, Weighted Average Exercise Price	$ 1.93
Number of Options, Exercisable At December 31, 2013 (in shares)	193,000
Exercisable Options, Weighted average remaining contractual Life (Years)	2 years 4 months 6 days
Exercisable Options, Weighted Average Exercise Price	$ 1.95
Stock Option Plans, Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	$ 0.003
Range of exercise prices (Upper Range Limit)	$ 1.800
Number of Options, outstanding At December 31, 2013 (in shares)	60,000
Outstanding Options, Weighted average remaining contractual Life (Years)	1 year 5 months 16 days
Outstanding Options, Weighted Average Exercise Price	$ 1.20
Number of Options, Exercisable At December 31, 2013 (in shares)	40,000
Exercisable Options, Weighted average remaining contractual Life (Years)	1 year 2 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 1.80
Stock Option Plans, Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices (Lower Range Limit)	$ 1.939
Range of exercise prices (Upper Range Limit)	$ 2.410
Number of Options, outstanding At December 31, 2013 (in shares)	400,000
Outstanding Options, Weighted average remaining contractual Life (Years)	2 years 9 months 4 days
Outstanding Options, Weighted Average Exercise Price	$ 2.04
Number of Options, Exercisable At December 31, 2013 (in shares)	153,000
Exercisable Options, Weighted average remaining contractual Life (Years)	2 years 7 months 24 days
Exercisable Options, Weighted Average Exercise Price	$ 1.99